Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss for the year	$ (13,945)	$ (24,221)	$ (27,646)
Adjustments for operating activities:
Depreciation	53	67	58
Share-based compensation	617	1,491	3,211
Change in other receivables and prepaid expenses	(487)	903	(64)
Change in trade payables	150	(1,172)	352
Change in accrued expenses	(1,860)	45	2,823
Change in employees and related expenses	51	(737)	907
Change in operating leases	35	13	(11)
Net cash used in operating activities	(15,386)	(23,611)	(20,370)
Cash flows from investing activities
Investment in deposits	2,297	15,882	19,601
Purchase of property and equipment	0	(3)	(68)
Net cash provided by investing activities	2,297	15,879	19,533
Cash flows from financing activities
Exercise of options	0	0	143
Purchase of treasury share	0	0	(1,218)
Sale of treasury share	0	580	0
Issuance of shares net of issuance costs	9,868	2,924	267
Net cash provided by (used in) financing activities	9,868	3,504	(808)
Change in cash, cash equivalents and restricted cash	(3,221)	(4,228)	(1,645)
Cash, cash equivalents and restricted cash at beginning of the year	9,368	13,596	15,241
Cash, cash equivalents and restricted cash at end of the year	6,147	9,368	13,596
A. Cash paid and received during the year for:
Income taxes received	0	187	351
Interest received	814	1,463	972
B. Significant non- cash transaction:
Right-of-use asset recognized with corresponding lease liability	$ 0	$ 392	$ 17